LEASES (Tables)	9 Months Ended
Sep. 30, 2023
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF LEASE COST

The following table summarizes total lease expense during the three and nine months ended September 30, 2023 and 2022 (in thousands):

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Amortization of Right of Use Assets - Finance Leases	$20	$-	$47	$-
Interest on Lease Liabilities - Finance Leases	3	-	7	-
Cash paid for operating lease liabilities	191	258	566	561
Operating lease expense	199	186	570	561
Variable lease expense	25	18	67	74
Short-term lease expense	-	-	1	167